Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Fangdd Network Group Ltd.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001750593
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39109
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 4106, Building 12B1
Entity Address, Address Line Two	Shenzhen Bay Ecological Technology Park
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518063
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Auditor Firm ID	3487
Business Contact
Document Information Line Items
Entity Address, Address Line One	Room 4106, Building 12B1
Entity Address, Address Line Two	Shenzhen Bay Ecological Technology Park
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518063
Entity Address, Country	CN
Contact Personnel Name	Xi Zeng
City Area Code	+86
Local Phone Number	755 2699 8968
American depositary shares, each representing 375 Class A ordinary shares, par value US$0.0000001 per share
Document Information Line Items
Trading Symbol	DUO
Title of 12(b) Security	American depositary shares, each representing 5,625 Class A ordinary shares, par value US$0.0000001 per share
Security Exchange Name	NASDAQ
Class A ordinary shares, par value US$0.0000001 per share
Document Information Line Items
Title of 12(b) Security	Class A ordinary shares, par value US$0.0000001 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	33,312,108,296
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	490,418,360
Class C Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	7,071,427